COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Claims

There are no material pending legal proceedings in which the Company or any of its subsidiaries is a party or in which any director, officer or affiliate of the Company, any owner of record or beneficially of more than 5% of any class of its voting securities, or security holder is a party adverse to us or has a material interest adverse to the Company.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Compensatory Arrangements of Certain Officers

Employment Agreement with William Santos

On May 15, 2019, the Company entered into an employment agreement with Mr. Santos to serve as the Company’s Chief Operating Officer (the “Santos Employment Agreement”). The Santos Employment Agreement is evergreen and can be terminated by either party. Pursuant to the Santos Employment Agreement, as amended, Mr. Santos earns an initial base annual salary of $225,000 with a guaranteed annual bonus of $15,000, which will be increased to (i) an annual base salary of $245,000 upon the Company achieving annual gross revenues of $20,000,000 in any calendar year and (ii) an increase to an annual base salary of $300,000 upon the Company achieving gross annual revenues of $40,000,000 in any calendar year. Mr. Santos is entitled to receive a discretionary annual bonus of up to 100% of his annual base salary, at the discretion of the Board, based on certain performance and company objectives. Subject to approval by the Board, Mr. Santos is entitled to stock options under the Company’s 2019 Equity Incentive Plan. Mr. Santos is also eligible to participate in the Company’s standard benefit plans.

Employment Agreement with David Jemmett

On September 30, 2019, the Company entered into an employment agreement with Mr. Jemmett, who has served as our Chief Executive Officer since inception, to serve as the Company’s Chief Executive Officer (the “Jemmett Employment Agreement”). The Jemmett Employment Agreement is evergreen and can be terminated by either party. Pursuant to the Jemmett Employment Agreement, Mr. Jemmett earns an initial base annual salary of $225,000, which will be increased to an annual base salary of $250,000 upon the Company’s listing under ticker symbol CISO. Mr. Jemmett’s base salary may be increased in accordance with the Company’s normal compensation and performance review policies. He is entitled to receive a discretionary annual bonus of up to 100% of his annual base salary, at the discretion of the Board, based on performance and company objectives. Subject to approval by the Board, Mr. Jemmett is entitled to stock options under the Company’s 2019 Equity Incentive Plan. The stock options will vest at 33% on the one-year anniversary of the Jemmett Employment Agreement and the remaining 66% of the options will vest monthly over the next 12 months. As of the date of this report the Board has not approved or granted any stock options to Mr. Jemmett. Mr. Jemmett is also eligible to participate in the Company’s standard benefit plans.

Bryce Hancock

On December 14, 2020, the Company entered into an employment agreement with Mr. Hancock to serve as the Company’s Chief Operating Officer (the “Hancock Employment Agreement”). The Hancock Employment Agreement is evergreen and can be terminated by either party. Pursuant to the Hancock Employment Agreement, Mr. Hancock earns an initial base annual salary of $225,000, which will be increased at the discretion of the Company’s Board upon the Company’s listing to Nasdaq. In addition to Mr. Hancock’s current options, he is also entitled to receive an additional 1,000,000 options immediately before the Company’s listing onto Nasdaq at an exercise price of $2.00 per share and an additional 1,000,000 options based on certain performance guidelines at the discretion of the Board. Mr. Hancock is also eligible to participate in the Company’s standard benefit plans.

Legal Claims

There are no material pending legal proceedings in which the Company or any of its subsidiaries is a party or in which any director, officer or affiliate of the Company, any owner of record or beneficially of more than 5% of any class of its voting securities, or security holder is a party adverse to us or has a material interest adverse to the Company.